CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Statement of Financial Position [Abstract]
Common Stock, No Par Value	$ 0	$ 0
Common Stock, Shares, Outstanding	5,607,348	3,437,926
Common Stock, Shares, Issued	5,607,348	3,437,926
Common Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited	Unlimited